Intangible assets - Other intangible assets - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Other intangible assets
Balances at beginning of the year	$ 6,873
Balances at end of the year	7,677	$ 6,873
Gross carrying amount
Changes in Other intangible assets
Balances at beginning of the year	19,237	16,989
Additions	3,371	2,248
Disposals	(344)
Balances at end of the year	22,264	19,237
Accumulated depreciation, amortisation and impairment
Changes in Other intangible assets
Balances at beginning of the year	(12,364)	(9,891)
Additions	(2,566)	(2,473)
Disposals	343
Balances at end of the year	$ (14,587)	$ (12,364)